CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues
Energy revenues	$ 5,594	$ 0	$ 5,594	$ 0
Turnkey & other revenues	18,398	0	45,992	0
Revenue, Net	23,992	0	51,586	0
Cost of sales
Fuel, maintenance and installation	18,089	0	38,193	0
Depreciation expense	0	0	0	0
Cost of Services	18,089	0	38,193	0
Gross profit	5,903	0	13,393	0
Operating expenses
General and administrative	81,522	206,211	657,329	526,327
Selling	289,191	325,639	584,186	325,639
Engineering	21,440	0	55,432	0
Operating Expenses	392,153	531,850	1,296,947	851,966
Loss from operations	(386,250)	(531,850)	(1,283,554)	(851,966)
Other income (expense)
Interest and other income	2,997	0	12,138	0
Interest expense	0	0	0	0
Nonoperating Income (Expense)	2,997	0	12,138	0
Loss before income taxes	(383,253)	(531,850)	(1,271,416)	(851,966)
Provision for income taxes	0	0	0	0
Net loss	$ (383,253)	$ (531,850)	$ (1,271,416)	$ (851,966)
Net loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted-average shares outstanding - basic and diluted (in shares)	54,362,100	54,362,100	54,362,100	53,982,796